EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
VEON Management and Board of Directors increase ownership

On July 1, 2023, 1,395,358 common shares granted to current and former members of VEON’s GEC vested as part of the 2021 Deferred Shares Plan. As of July 24, 2023, VEON had initiated the transfer of 32,976 ADSs, representing 824,400 common shares, to the respective executives.
On July 19, 2023, 10,444 ADSs, representing 261,100 common shares, were granted with immediate vesting to members of VEON’s GEC and 70,000 ADSs, representing 1,750,000 common shares, were granted with immediate vesting to current and former members of VEON’s Board. Subsequently, VEON initiated the transfer of 70,444 ADSs, representing 1,761,100 common shares, to the respective executives and Board members.
Additionally, VEON initiated the transfer of 24,727 ADSs, representing 618,175 common shares, to a former Board member in relation to a grant of 1,224,086 common shares that vested in June 2022 but for which transfer was delayed.
For each of the above transfers, a portion of the granted ADSs/common shares may have been withheld to cover tax obligations.
Changes to the Board of Directors
In July 2023, the Board elected Morten Lundal as the Chair in its first meeting following the 2023 AGM. The Board also changed its committee structure, with the current committees established by the Board of directors being the Audit and Risk Committee and the Remuneration and Governance Committee.
Changes in Key Senior Managers
On July 19, 2023, VEON announced that Group Head of Portfolio Management, Dmitry Shvets, Group Chief People Officer, Michael Schulz and Group Chief Corporate Affairs Officer, Matthieu Galvani will be stepping down from their executive roles effective October 1, 2023. They will continue to support the VEON Group as directors on VEON’s Operating Company Boards. VEON’s GEC will comprise 3 members: Kaan Terzioglu as Group Chief Executive Officer; Joop Brakenhoff as Group Chief Financial Officer; and A. Omiyinka Doris as Group General Counsel, with a flatter Group leadership team structure.

Italy Tax Matter
On July 17, 2023, VEON signed an agreement with the Italy Tax Authorities for the settlement of an ongoing tax claim dispute which was fully provided for as of June 30, 2023.
Canadian Sanctions
On July 20, 2023, Canada imposed sanctions on a number of Russian mobile operators, including PJSC VimpelCom. Refer to Note 15 for further details.
Purchase of VEON Group Debt
Subsequent to June 30, 2023, VEON was informed that PJSC VimpelCom independently concluded the purchase of US$126 of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. These Notes were reclassified to intercompany debt with the equivalent reduction in gross debt for VEON Group. PJSC VimpelCom has funded the purchase primarily by issuing new notes of longer maturity.